Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail) - yr	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	5.70%	4.10%	4.30%
Risk-free rate of return	2.50%	2.10%
Expected period until exercise (in years)	10
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	20.00%	17.00%	18.40%
Risk-free rate of return			1.70%
Expected period until exercise (in years)	6.5	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected share price volatility	20.10%	17.30%	18.80%
Risk-free rate of return			1.80%
Expected period until exercise (in years)	7.0	7.0	7.0